Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Components of Other Operating (Income) Expense, Net

Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2012	2013	2014
Sony Ericsson remeasurement gain*[1]	(102,331)	—	—
Gain on sale, remeasurement, and issuance of M3 shares*[2]	—	(122,160)	(13,758)
Gain on sale of music publishing catalog in Pictures segment	—	—	(10,307)
Gain on sale of the U.S. headquarters building*[3]	—	(65,516)	(5,462)
Gain on sale of Sony City Osaki*[3]	—	(42,322)	(4,914)
(Gain) loss on sale of interests in subsidiaries and affiliates, net*[1],[4]	(2,882)	(10,399)	(7,753)
(Gain) loss on sale, disposal or impairment of assets, net*[4,5]	45,619	5,178	90,860

	(59,594)	(235,219)	48,666

*1	Refer to Note 24.

*2	Refer to Note 5.

*3	Refer to Note 8.

*4	Refer to Note 25.

*5	Refer to Notes 13, 18 and 19.